UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Purchasing Power, LLC(1)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported) February 7, 2017

Commission File Number of securitizer: 025-02292

Central Index Key Number of securitizer: 0001655076

Gregory M. Birge, Esq., Chief Legal Officer, (404)-609-5100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period October 1, 2016 to December 31, 2016 pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period January 1, 2016 to December 31, 2016 pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(1) Purchasing Power, LLC, as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period October 1, 2016 to December 31, 2016 for Purchasing Power Funding 2016-A, LLC and during the reporting period January 1, 2016 to December 31, 2016 for Purchasing Power Funding 2015-A, LLC.

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 7, 2017

PURCHASING POWER, LLC
(Securitizer)

By:	/s/ Scott Rosenberg
Name: Scott Rosenberg
Title: Chief Financial Officer